Debt - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 17, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ 19,000		$ 19,000		$ 35,000
Preferred stock warrant liability		0		0		201,000	$ 0
Unamortized discount		164,000		164,000		298,000
Long-term debt		5,221,000		5,221,000		5,667,000
Interest paid		158,000	$ 153,000	470,000	$ 327,000	478,000
Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Loan facility	$ 10,000,000
Initial draw amount	6,000,000
Proceeds net of issuance costs	$ 5,839,000
Hercules Technology Growth Capital | Secured Debt | Loans Payable | Prime Rate
Debt Instrument [Line Items]
Floating interest rate (as a percent)	9.95%
Reduction of prime rate (as a percent)	3.50%
Series C | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Shares issuable on debt instrument	80,000
Exercise price (in dollars per share)	$ 3.00
Preferred stock warrant liability	$ 134,000
Unamortized discount	$ 134,000
Minimum | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Interest rate, stated percentage	9.95%
Maximum | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Right to participate in future financing, amount	$ 1,000,000
Fees at Issuance | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Unamortized debt issuance costs	161,000
Fees at Maturity | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 231,000
Warrant Liability
Debt Instrument [Line Items]
Liability fair value		211,000		211,000		201,000	$ 0
Warrant Liability | Non-Redeemable Preferred Stock
Debt Instrument [Line Items]
Liability fair value		$ 0		$ 0		$ 201,000
Scenario, Previously Reported | Series C | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Shares issuable on debt instrument	104,348
Exercise price (in dollars per share)	$ 2.30